Investments - Mortgage Loans, Net by Property Type and Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 5,470	$ 5,500
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 5,132	$ 5,400
Commercial mortgage loans | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	100.00%	100.00%
Commercial mortgage loans | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	100.00%	100.00%
Commercial mortgage loans | Total U.S. Region
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 5,058	$ 5,292
Commercial mortgage loans | Total U.S. Region | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	98.60%	98.00%
Commercial mortgage loans | East North Central
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 450	$ 443
Commercial mortgage loans | East North Central | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	8.80%	8.20%
Commercial mortgage loans | East South Central
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 158	$ 129
Commercial mortgage loans | East South Central | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	3.10%	2.40%
Commercial mortgage loans | Middle Atlantic
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 628	$ 804
Commercial mortgage loans | Middle Atlantic | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	12.20%	14.90%
Commercial mortgage loans | Mountain
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 543	$ 583
Commercial mortgage loans | Mountain | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	10.60%	10.80%
Commercial mortgage loans | New England
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 194	$ 181
Commercial mortgage loans | New England | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	3.80%	3.30%
Commercial mortgage loans | Pacific
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 833	$ 838
Commercial mortgage loans | Pacific | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	16.20%	15.50%
Commercial mortgage loans | South Atlantic
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 1,284	$ 1,231
Commercial mortgage loans | South Atlantic | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	25.00%	22.80%
Commercial mortgage loans | West North Central
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 306	$ 291
Commercial mortgage loans | West North Central | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	6.00%	5.40%
Commercial mortgage loans | West South Central
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 662	$ 792
Commercial mortgage loans | West South Central | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	12.90%	14.70%
Commercial mortgage loans | International Region
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 74	$ 108
Commercial mortgage loans | International Region | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	1.40%	2.00%
Commercial mortgage loans | Hotels
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 1,025	$ 877
Commercial mortgage loans | Hotels | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	20.00%	16.20%
Commercial mortgage loans | Retail
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 1,135	$ 1,230
Commercial mortgage loans | Retail | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	22.10%	22.80%
Commercial mortgage loans | Office building
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 1,217	$ 1,274
Commercial mortgage loans | Office building | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	23.70%	23.60%
Commercial mortgage loans | Industrial
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 742	$ 821
Commercial mortgage loans | Industrial | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	14.50%	15.20%
Commercial mortgage loans | Apartment
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 616	$ 907
Commercial mortgage loans | Apartment | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	12.00%	16.80%
Commercial mortgage loans | Other commercial
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 397	$ 291
Commercial mortgage loans | Other commercial | Property Type Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	7.70%	5.40%
Residential mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 338	$ 100
Residential mortgage loans | California | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	38.90%	64.80%
Residential mortgage loans | Florida | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	9.10%
Residential mortgage loans | New York | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	5.10%
Residential mortgage loans | Texas | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total		10.10%
Residential mortgage loans | Washington | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total		5.60%
Residential mortgage loans | Other U.S. States | Geographic Concentration Risk | Mortgage Loans, Net
Loans and Leases Receivable Disclosure [Line Items]
Percentage of Total	46.90%	19.50%